Fees Summary	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,115,000.00
Previously Paid Amount	0.00
Total Fee Amount	184.01
Total Offset Amount	0.00
Net Fee	184.01
Narrative - Max Aggregate Offering Price	$ 2,115,000.00
Final Prospectus	true